UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05914
                                   ----------

                      Templeton Global Opportunities Trust
                      ------------------------------------
               (Exact name of registrant as specified in charter)

       500 East Broward Blvd., Suite 2100, Fort Lauderdale, FL 33394-3091
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period:  06/30/08
                           --------

Item 1. Reports to Stockholders.


                                 JUNE 30, 2008

                                   (GRAPHIC)

                SEMI ANNUAL REPORT AND SHAREHOLDER LETTER

                                     GLOBAL

                      TEMPLETON GLOBAL OPPORTUNITIES TRUST

WANT TO RECEIVE THIS DOCUMENT

FASTER VIA EMAIL?

Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      Franklin - TEMPLETON - Mutual Series

Semiannual Report

Templeton Global Opportunities Trust

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton Global Opportunities Trust seeks long-term capital growth. Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of companies located anywhere in the world, including developing or emerging markets.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 6/30/08

                                  (BAR CHART)

Europe                                      30.1%
Asia                                        29.3%
North America                               26.7%
Latin America                                5.1%
Australia & New Zealand                      0.7%
Middle East & Africa                         0.5%
Short-Term Investments & Other Net Assets    7.6%

This semiannual report for Templeton Global Opportunities Trust covers the period ended June 30, 2008.

PERFORMANCE OVERVIEW

Templeton Global Opportunities Trust - Class A had a -12.91% cumulative total return for the six months under review. The Fund underperformed its benchmark, the Morgan Stanley Capital International (MSCI) All Country (AC) World Index, which had a -10.41% total return for the same period.(1) Please note that performance information is provided for reference and that we do not attempt to track the index but rather undertake investments on the basis of fundamental research. You can find the Fund's long-term performance data in the Performance Summary beginning on page 7.

ECONOMIC AND MARKET OVERVIEW

In the first half of 2008, the U.S. economy grew marginally as energy prices rose, housing prices declined, the labor situation and consumer demand softened, and a credit crisis originally related to U.S. subprime loan losses spread globally. Investors remained cautious and continued risk reassessments in the stock, bond and credit markets. Some economists speculated whether the U.S. would enter a recession while others believed one was already under way. Many agreed, however, that the slowing U.S. economy -- which is the world's largest and accounts for roughly 25% of global gross domestic product --

(1). Source: (C) 2008 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The MSCI AC World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 14.


                             Semiannual Report | 3

TOP 10 COUNTRIES
Based on Equity Securities as of 6/30/08

                                         % OF TOTAL
                                         NET ASSETS
                                         ----------
U.S.                                        26.1%
U.K.                                         9.6%
Japan                                        9.2%
China                                        8.0%
France                                       4.4%
Taiwan                                       4.3%
Switzerland                                  4.3%
Brazil                                       3.8%
South Korea                                  3.8%
Germany                                      3.2%

TOP 10 SECTORS/INDUSTRIES
Based on Equity Securities as of 6/30/08

                                         % OF TOTAL
                                         NET ASSETS
                                         ----------
Commercial Banks                            10.4%
Oil, Gas & Consumable Fuels                  8.4%
Pharmaceuticals                              7.2%
Diversified Telecommunication Services       4.7%
Media                                        4.5%
Electric Utilities                           4.2%
Insurance                                    4.1%
Software                                     3.9%
Multi-Utilities                              3.9%
IT Services                                  3.3%

could have a meaningfully negative impact on growth prospects around the world.(2) Nevertheless, growth remained relatively strong in developing economies, particularly in Asia ex-Japan where China-led demand continued to impact commodities' prices and related equities.

In the six months under review, prices increased significantly for oil, natural gas, and most agricultural and industrial commodities, as well as precious metals, adding to global inflationary pressures. Many of the world's monetary authorities faced the choice between lowering short-term interest rates to stimulate growth and raising them to fight inflation, which Merrill Lynch estimated at 5.5% globally, up from 3.5% at the beginning of 2008. The U.S. focused on reigniting its economy through fiscal and monetary policies, but the eurozone made controlling inflation its main goal. Accordingly, while the U.S. Federal Reserve Board (Fed) eased rates aggressively down to 2.00% from 4.25%, the European Central Bank maintained rates at 4.00%. Overall, rising inflation led more than three-quarters of the world's central banks to raise rates as of the end of June, according to Merrill Lynch's estimate. Interest rate differentials pressured the U.S. dollar, particularly in the first quarter, but the greenback regained ground as the Fed paused and implied that its next move could be a rate hike. Indicators also signaled growth was slowing outside the U.S. For the period, however, the U.S. dollar declined versus many of the world's currencies, and the dollar's weakness contributed to higher commodities' prices, as most of these prices are set in U.S. dollars.

Against this challenging economic backdrop, many global equity markets were volatile, and a majority of them declined over the six-month period. Despite negative economic data and an outlook for decelerating corporate earnings and profit margins globally, many companies' balance sheets remained relatively strong. Many financial institutions were hurt by their subprime loan exposure, but abundant global liquidity sources such as sovereign wealth funds offered some relief with quick recapitalizations during the period.

INVESTMENT STRATEGY

Our investment strategy employs a bottom-up, value-oriented, long-term approach. We focus on the market price of a company's securities relative to our evaluation of the company's long-term (typically five years) earnings, asset value and cash flow potential. We also consider a company's price/earnings ratio, profit margins and liquidation value. As we look worldwide, we consider specific companies, rather than sectors or countries, to make our investment decisions.

(2). Source: Global Insight.


                              4 | Semiannual Report

MANAGER'S DISCUSSION

During the six months under review, the Fund's performance relative to the MSCI AC World Index was hurt by stock selection in the U.S., where a position in U.S.-based global insurance and financial services provider American International Group was among the most significant detractors. Stock selection in Japan hampered relative performance as spark plug manufacturer NGK Spark Plug lost value. An overweighting in the poorly performing Chinese market also hindered results due partly to our holding in coal-fired power plant operator China Resources Power Holdings. On a sector basis, our underweighted allocation and stock selection in materials weighed on relative performance largely due to our not holding Australian metals and mining company BHP Billiton and Canadian chemicals producer Potash Corp. of Saskatchewan. The Fund's overweighted position and stock selection in the consumer discretionary sector also hindered relative returns as U.K.-based classified ad directory publisher Yell Group in the media industry performed poorly.

On a geographic basis, relative Fund performance was helped by an overweighted allocation and stock selection in Brazil. In particular, the Fund's holding in oil and gas drilling and exploration company Petroleo Brasileiro (not an index component) contributed to Fund returns. By sector, the Fund's underweighted position and stock selection in information technology boosted relative performance. Within the sector, Taiwan Semiconductor Manufacturing in the semiconductors and semiconductor equipment industry and Accenture in the IT services industry delivered positive results. An underweighted allocation and stock selection in the financials sector also benefited the Fund as our not holding U.S.-based diversified financial services providers Bank of America and Citigroup and our position in Taiwanese commercial bank Mega Financial Holding contributed to relative performance. Other notable contributors during the reporting period included the U.K.'s largest electricity producer, British Energy Group, and China's largest pharmaceutical company, China Pharmaceutical Group. In addition, the Fund's cash position helped results.

It is important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended

TOP 10 EQUITY HOLDINGS
6/30/08

COMPANY                                     % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                    NET ASSETS
------------------------                    ----------
Aquila Inc.                                    2.7%
   MULTI-UTILITIES, U.S.
Petroleo Brasileiro SA, ADR                    2.5%
   OIL, GAS & CONSUMABLE FUELS, BRAZIL
British Energy Group PLC                       2.1%
   ELECTRIC UTILITIES, U.K.
China Resources Power Holdings Co. Ltd.        1.8%
   INDEPENDENT POWER PRODUCERS & ENERGY
   TRADERS, CHINA
Nintendo Co. Ltd.                              1.7%
   SOFTWARE, JAPAN
Boston Scientific Corp.                        1.6%
   HEALTH CARE EQUIPMENT & SUPPLIES, U.S.
Accenture Ltd., A                              1.5%
   IT SERVICES, U.S.
Honghua Group Ltd.                             1.5%
   ENERGY EQUIPMENT & SERVICES, CHINA
Amgen Inc.                                     1.4%
   BIOTECHNOLOGY, U.S.
Gazprom, ADR                                   1.4%
   OIL, GAS & CONSUMABLE FUELS, RUSSIA


                             Semiannual Report | 5

June 30, 2008, the U.S. dollar declined in value relative to most non-U.S. currencies. As a result, the Fund's performance was positively affected by the portfolio's investments primarily in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.

Thank you for your continued participation in Templeton Global Opportunities Trust. We look forward to serving your future investment needs.

(PHOTO OF GUANG YANG)


/s/ Guang Yang

Guang Yang, CFA
Portfolio Manager
Templeton Global Opportunities Trust

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2008, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                              6 | Semiannual Report

Performance Summary as of 6/30/08

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE INFORMATION

CLASS A (SYMBOL: TEGOX)          CHANGE   6/30/08   12/31/07
-----------------------          ------   -------   --------
Net Asset Value (NAV)            -$3.04    $20.51     $23.55

CLASS B (SYMBOL: N/A)            CHANGE   6/30/08   12/31/07
---------------------            ------   -------   --------
Net Asset Value (NAV)            -$3.07    $20.19     $23.26

CLASS C (SYMBOL: TEGPX)          CHANGE   6/30/08   12/31/07
-----------------------          ------   -------   --------
Net Asset Value (NAV)            -$3.07    $20.11    $23.18


                              Semiannual Report | 7

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. UNTIL AUGUST 31, 2008, THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

CLASS A                          6-MONTH           1-YEAR    5-YEAR    10-YEAR
-------                          -------          -------   --------   -------
Cumulative Total Return(1)        -12.91%           -8.84%   +112.36%   +95.73%
Average Annual Total Return(2)    -17.93%          -14.09%    +14.88%    +6.31%
Value of $10,000 Investment(3)   $ 8,207          $ 8,591   $ 20,007   $18,446
Total Annual Operating
   Expenses(4)                             1.30%

                                                                       INCEPTION
CLASS B                          6-MONTH          1-YEAR     5-YEAR     (1/1/99)
-------                          -------          ------    -------    ---------
Cumulative Total Return(1)        -13.20%          - 9.49%   +104.65%    +94.82%
Average Annual Total Return(2)    -16.67%          -13.06%    +15.17%     +7.28%
Value of $10,000 Investment(3)   $ 8,333          $ 8,694   $ 20,265    $19,482
Total Annual Operating
   Expenses(4)                             2.05%

CLASS C                          6-MONTH          1-YEAR     5-YEAR    10-YEAR
-------                          -------          ------    -------    -------
Cumulative Total Return(1)        -13.24%           -9.54%   +104.38%   +81.76%
Average Annual Total Return(2)    -14.11%          -10.43%    +15.37%    +6.16%
Value of $10,000 Investment(3)   $ 8,589          $ 8,957   $ 20,438   $18,176
Total Annual Operating
   Expenses(4)                             2.05%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

ENDNOTES

SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING, INCLUDING CURRENCY FLUCTUATIONS, ECONOMIC INSTABILITY AND POLITICAL DEVELOPMENTS. INVESTMENTS IN EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THESE MARKETS' SMALLER SIZE AND LESSER LIQUIDITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B:  These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. Figures are as stated in the Fund's prospectus current as of the date of this report.


                             8 | Semiannual Report

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

- Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.
     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                              Semiannual Report | 9

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
                                              VALUE 1/1/08      VALUE 6/30/08   PERIOD* 1/1/08-6/30/08
                                           -----------------   --------------   ----------------------
CLASS A
Actual                                           $1,000           $  870.90             $ 6.05
Hypothetical (5% return before expenses)         $1,000           $1,018.40             $ 6.52
CLASS B
Actual                                           $1,000           $  868.00             $ 9.52
Hypothetical (5% return before expenses)         $1,000           $1,014.67             $10.27
CLASS C
Actual                                           $1,000           $  867.60             $ 9.52
Hypothetical (5% return before expenses)         $1,000           $1,014.67             $10.27

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.30%; B: 2.05%; and C: 2.05%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.


                             10 | Semiannual Report

Templeton Global Opportunities Trust

FINANCIAL HIGHLIGHTS

                                                  SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                                    JUNE 30, 2008    --------------------------------------------------------------
CLASS A                                              (UNAUDITED)        2007          2006         2005         2004         2003
-------                                           ----------------   ----------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........    $    23.55        $    20.49     $  16.83     $  15.65     $  13.81     $  10.20
                                                   ----------        ----------     --------     --------     --------     --------
Income from investment operations(a):
   Net investment income(b) ...................          0.19              0.30         0.16         0.19         0.17         0.11
   Net realized and unrealized gains (losses) .         (3.23)             3.25         4.48         1.78         2.10         3.62
                                                   ----------        ----------     --------     --------     --------     --------
Total from investment operations ..............         (3.04)             3.55         4.64         1.97         2.27         3.73
                                                   ----------        ----------     --------     --------     --------     --------
Less distributions from:
   Net investment income ......................            --             (0.22)       (0.16)       (0.19)       (0.18)       (0.12)
   Net realized gains .........................            --             (0.27)       (0.82)       (0.60)       (0.25)          --
                                                   ----------        ----------     --------     --------     --------     --------
Total distributions ...........................            --             (0.49)       (0.98)       (0.79)       (0.43)       (0.12)
                                                   ----------        ----------     --------     --------     --------     --------
Redemption fees(c) ............................            --                --           --           --           --           --
                                                   ----------        ----------     --------     --------     --------     --------
Net asset value, end of period ................    $    20.51        $    23.55     $  20.49     $  16.83     $  15.65     $  13.81
                                                   ==========        ==========     ========     ========     ========     ========
Total return(d) ...............................        (12.91)%           17.44%       27.87%       12.63%       16.55%       36.74%
RATIOS TO AVERAGE NET ASSETS(e)
Expenses ......................................          1.30%(f)          1.30%(f)     1.40%(f)     1.38%(f)     1.42%(f)     1.50%
Net investment income .........................          1.78%             1.30%        0.85%        1.20%        1.17%        0.97%
SUPPLEMENTAL DATA
Net assets, end of period (000's) .............    $1,030,897        $1,148,008     $522,313     $378,507     $374,648     $369,776
Portfolio turnover rate .......................          0.30%             9.14%        9.54%       10.24%       10.35%       21.47%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Amount rounds to less than $0.01 per share.

(d) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(e)  Ratios are annualized for periods less than one year.

(f)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 11

Templeton Global Opportunities Trust

                                                  SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                                    JUNE 30, 2008    --------------------------------------------------
CLASS B                                              (UNAUDITED)       2007      2006       2005       2004       2003
-------                                           ----------------   -------    ------     ------     ------     ------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........      $ 23.26         $20.28     $16.69     $15.53     $13.72     $10.15
                                                     -------         ------     ------     ------     ------     ------
Income from investment operations(a):
   Net investment income(b) ...................         0.11           0.14       0.02       0.08       0.07       0.02
   Net realized and unrealized gains (losses)..        (3.18)          3.20       4.42       1.75       2.07       3.59
                                                     -------         ------     ------     ------     ------     ------
Total from investment operations ..............        (3.07)          3.34       4.44       1.83       2.14       3.61
                                                     -------         ------     ------     ------     ------     ------
Less distributions from:
   Net investment income ......................           --          (0.09)     (0.03)     (0.07)     (0.08)     (0.04)
   Net realized gains .........................           --          (0.27)     (0.82)     (0.60)     (0.25)        --
                                                     -------         ------     ------     ------     ------     ------
Total distributions ...........................           --          (0.36)     (0.85)     (0.67)     (0.33)     (0.04)
                                                     -------         ------     ------     ------     ------     ------
Redemption fees(c) ............................           --             --         --         --         --         --
                                                     -------         ------     ------     ------     ------     ------
Net asset value, end of period ................      $ 20.19         $23.26     $20.28     $16.69     $15.53     $13.72
                                                     =======         ======     ======     ======     ======     ======
Total return(d) ...............................       (13.20)%        16.56%     26.89%     11.80      15.69%     35.70%
RATIOS TO AVERAGE NET ASSETS(e)
Expenses ......................................         2.05%(f)       2.05%(f)   2.14%(f)   2.13%(f)   2.17%(f)   2.24%
Net investment income .........................         1.03%          0.55%      0.11%      0.45%      0.42%      0.23%
SUPPLEMENTAL DATA
Net assets, end of period (000's) .............      $ 4,768         $4,734     $2,873     $2,069     $1,958     $1,215
Portfolio turnover rate .......................         0.30%          9.14%      9.54%     10.24%     10.35%     21.47%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Amount rounds to less than $0.01 per share.

(d) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(e)  Ratios are annualized for periods less than one year.

(f)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             12 | Semiannual Report

Templeton Global Opportunities Trust

                                                  SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                                    JUNE 30, 2008    -------------------------------------------------------
CLASS C                                              (UNAUDITED)       2007      2006          2005        2004        2003
-------                                           ----------------   -------    --------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........      $ 23.18          $20.21     $ 16.63     $ 15.48     $ 13.66     $ 10.11
                                                     -------          ------     -------     -------     -------     -------
Income from investment operations(a):
   Net investment income(b) ...................         0.11            0.14        0.02        0.07        0.06        0.02
   Net realized and unrealized gains (losses)..        (3.18)           3.19        4.41        1.75        2.08        3.56
                                                     -------          ------     -------     -------     -------     -------
Total from investment operations ..............        (3.07)           3.33        4.43        1.82        2.14        3.58
                                                     -------          ------     -------     -------     -------     -------
Less distributions from:
   Net investment income ......................           --           (0.09)      (0.03)      (0.07)      (0.07)      (0.03)
   Net realized gains .........................           --           (0.27)      (0.82)      (0.60)      (0.25)         --
                                                     -------          ------     -------     -------     -------     -------
Total distributions ...........................           --           (0.36)      (0.85)      (0.67)      (0.32)      (0.03)
                                                     -------          ------     -------     -------     -------     -------
Redemption fees(c) ............................           --              --          --          --          --          --
                                                     -------          ------     -------     -------     -------     -------
Net asset value, end of period ................      $ 20.11         $ 23.18     $ 20.21     $ 16.63     $ 15.48     $ 13.66
                                                     =======         =======     =======     =======     =======     =======
Total return(d) ...............................       (13.24)%         16.60%      26.86%      11.79%      15.74%      35.58%
RATIOS TO AVERAGE NET ASSETS(e)
Expenses ......................................         2.05%(f)        2.05%(f)    2.15%(f)    2.13%(f)    2.17%(f)    2.25%
Net investment income .........................         1.03%           0.55%       0.10%       0.45%       0.42%       0.22%
SUPPLEMENTAL DATA
Net assets, end of period (000's) .............      $45,750         $47,010     $26,755     $19,127     $18,252     $17,009
Portfolio turnover rate .......................         0.30%           9.14%       9.54%      10.24%      10.35%      21.47%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Amount rounds to less than $0.01 per share.

(d) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(e)  Ratios are annualized for periods less than one year.

(f)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 13

Templeton Global Opportunities Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2008 (UNAUDITED)

                                                                    INDUSTRY                     SHARES/UNITS       VALUE
                                                  --------------------------------------------   ------------   ------------
      COMMON STOCKS AND OTHER EQUITY INTERESTS
         91.8%
      AUSTRALIA 0.5%
      Alumina Ltd. ............................                 Metals & Mining                    1,150,000    $  5,222,876
                                                                                                                ------------
      BELGIUM 0.2%
  (a) Agfa Gevaert NV .........................           Leisure Equipment & Products               356,460       2,315,288
(a,b) Agfa Gevaert NV, 144A ...................           Leisure Equipment & Products                21,900         142,245
                                                                                                                ------------
                                                                                                                   2,457,533
                                                                                                                ------------
      BERMUDA 0.6%
      ACE Ltd. ................................                    Insurance                          94,225       5,190,855
      XL Capital Ltd., A ......................                    Insurance                          69,790       1,434,883
                                                                                                                ------------
                                                                                                                   6,625,738
                                                                                                                ------------
      BRAZIL 3.2%
      Companhia de Saneamento Basico do Estado
         de Sao Paulo .........................                 Water Utilities                      171,320       4,381,313
      Companhia de Saneamento de Minas Gerais..                 Water Utilities                      202,220       3,742,432
      Petroleo Brasileiro SA, ADR .............           Oil, Gas & Consumable Fuels                374,600      26,532,918
                                                                                                                ------------
                                                                                                                  34,656,663
                                                                                                                ------------
      CHINA 8.0%
      BYD Co. Ltd., H .........................               Electrical Equipment                 4,168,600       5,346,244
  (b) China Coal Energy Co., H, 144A ..........           Oil, Gas & Consumable Fuels                394,000         689,238
      China Life Insurance Co. Ltd., H ........                    Insurance                       1,515,000       5,304,370
      China Mobile Ltd. .......................       Wireless Telecommunication Services            614,500       8,259,271
  (a) China Pharmaceutical Group Ltd. .........                 Pharmaceuticals                   25,503,000      12,755,997
      China Resources Power Holdings Co. Ltd...   Independent Power Producers & Energy Traders     7,960,000      19,396,582
      China Shenhua Energy Co. Ltd., H ........           Oil, Gas & Consumable Fuels                972,000       3,814,576
      China Telecom Corp. Ltd., H .............      Diversified Telecommunication Services        5,934,000       3,226,799
(a,c) Honghua Group Ltd. ......................           Energy Equipment & Services             36,931,000      15,866,985
      PetroChina Co. Ltd., H ..................           Oil, Gas & Consumable Fuels              1,770,000       2,292,731
  (a) Shanghai Electric Group Co. Ltd. ........               Electrical Equipment                14,821,000       7,261,050
  (a) TCL Multimedia Technology Holdings Ltd...                Household Durables                  8,502,000         321,663
      Weiqiao Textile Co. Ltd., H .............         Textiles, Apparel & Luxury Goods           2,234,500       1,739,513
                                                                                                                ------------
                                                                                                                  86,275,019
                                                                                                                ------------
      EGYPT 0.3%
      Egyptian Mobile Services ................       Wireless Telecommunication Services            108,260       3,388,160
                                                                                                                ------------
      FRANCE 4.4%
      AXA SA ..................................                    Insurance                         102,318       3,038,533
      Electricite de France ...................                Electric Utilities                     48,870       4,643,206
      France Telecom SA .......................      Diversified Telecommunication Services          196,010       5,774,605
      Sanofi-Aventis ..........................                 Pharmaceuticals                      217,856      14,555,021
      Suez SA .................................                 Multi-Utilities                      110,374       7,514,892
  (a) Thomson SA ..............................                Household Durables                    332,170       1,736,476
      Total SA, B .............................           Oil, Gas & Consumable Fuels                107,908       9,209,227
      Valeo SA ................................                 Auto Components                       48,623       1,561,860
                                                                                                                ------------
                                                                                                                  48,033,820
                                                                                                                ------------
      GERMANY 3.2%
      Bayerische Motoren Werke AG .............                   Automobiles                        109,760       5,279,899
      Celesio AG ..............................         Health Care Providers & Services              98,600       3,569,325


                             14 | Semiannual Report

Templeton Global Opportunities Trust

                                                                    INDUSTRY                     SHARES/UNITS       VALUE
                                                  --------------------------------------------   ------------   ------------
      COMMON STOCKS AND OTHER EQUITY INTERESTS
         (CONTINUED)
      GERMANY (CONTINUED)
      Commerzbank AG ..........................                 Commercial Banks                     133,400    $  3,963,675
      Deutsche Post AG ........................             Air Freight & Logistics                  131,260       3,416,453
      E.ON AG .................................                Electric Utilities                     57,480      11,593,171
      Siemens AG, ADR .........................             Industrial Conglomerates                  65,140       7,173,868
                                                                                                                ------------
                                                                                                                  34,996,391
                                                                                                                ------------
      HONG KONG 0.9%
      Cheung Kong (Holdings) Ltd. .............       Real Estate Management & Development           512,000       6,901,305
      Hutchison Whampoa Ltd., ADR .............             Industrial Conglomerates                  26,100       1,311,525
      Swire Pacific Ltd., A ...................       Real Estate Management & Development           145,000       1,483,055
  (a) TCL Communication Technology Holdings
         Ltd. .................................             Communications Equipment               4,897,186         126,241
                                                                                                                ------------
                                                                                                                   9,822,126
                                                                                                                ------------
      INDIA 1.0%
      Hindustan Petroleum Corp. Ltd. ..........           Oil, Gas & Consumable Fuels                275,410       1,124,927
      Satyam Computer Services Ltd. ...........                   IT Services                        663,800       6,759,380
      Tata Motors Ltd. ........................                    Machinery                         350,970       3,486,809
                                                                                                                ------------
                                                                                                                  11,371,116
                                                                                                                ------------
      ISRAEL 0.2%
  (a) Check Point Software Technologies Ltd. ..                     Software                          76,200       1,803,654
                                                                                                                ------------
      ITALY 2.2%
      Eni SpA .................................           Oil, Gas & Consumable Fuels                184,151       6,872,151
      Mediaset SpA ............................                      Media                         1,231,550       8,120,394
      UniCredit SpA ...........................                 Commercial Banks                   1,545,960       9,463,220
                                                                                                                ------------
                                                                                                                  24,455,765
                                                                                                                ------------
      JAPAN 9.2%
      Aiful Corp. .............................                 Consumer Finance                     499,805       5,790,610
      Hitachi Ltd. ............................        Electronic Equipment & Instruments            466,000       3,362,276
      Komatsu Ltd. ............................                    Machinery                         141,000       3,931,239
      Mabuchi Motor Co. Ltd. ..................        Electronic Equipment & Instruments             59,500       3,228,183
      Mitsubishi UFJ Financial Group Inc. .....                 Commercial Banks                   1,650,000      14,624,876
      NEC Corp. ...............................             Computers & Peripherals                  175,000         916,498
      NGK Spark Plug Co. Ltd. .................                 Auto Components                      693,000       7,957,114
      Nintendo Co. Ltd. .......................                     Software                          33,200      18,731,974
      Nippon Telegraph & Telephone Corp. ......      Diversified Telecommunication Services              400       1,959,214
      Nissan Motor Co. Ltd. ...................                   Automobiles                        545,000       4,502,096
      NOK Corp. ...............................                 Auto Components                      296,300       4,711,104
      Nomura Holdings Inc. ....................                 Capital Markets                      213,300       3,160,372
      Olympus Corp. ...........................         Health Care Equipment & Supplies              88,300       2,985,890
      Shinsei Bank Ltd. .......................                 Commercial Banks                   3,960,000      13,577,356
      Sompo Japan Insurance Inc. ..............                    Insurance                          44,000         413,620
      Sony Corp. ..............................                Household Durables                     82,800       3,618,820
      USS Co. Ltd. ............................                 Specialty Retail                      86,110       5,685,783
                                                                                                                ------------
                                                                                                                  99,157,025
                                                                                                                ------------


                             Semiannual Report | 15

Templeton Global Opportunities Trust

                                                                    INDUSTRY                     SHARES/UNITS       VALUE
                                                  --------------------------------------------   ------------   ------------
      COMMON STOCKS AND OTHER EQUITY INTERESTS
         (CONTINUED)
      MEXICO 1.3%
      Kimberly Clark de Mexico SAB de CV, A ...                Household Products                    445,600    $  1,814,543
      Telefonos de Mexico SAB de CV (Telmex),
         L, ADR ...............................      Diversified Telecommunication Services          311,040       7,365,427
(a)   Telmex Internacional SAB De, ADR ........      Diversified Telecommunication Services          311,040       5,007,744
                                                                                                                ------------
                                                                                                                  14,187,714
                                                                                                                ------------
      NETHERLANDS 1.4%
      ING Groep NV ............................          Diversified Financial Services              288,510       9,201,601
      Koninklijke Philips Electronics NV ......             Industrial Conglomerates                 163,503       5,563,534
                                                                                                                ------------
                                                                                                                  14,765,135
                                                                                                                ------------
      NEW ZEALAND 0.2%
      Fisher & Paykel Healthcare Corp. Ltd. ...         Health Care Equipment & Supplies           1,166,850       2,087,285
                                                                                                                ------------
      RUSSIA 1.4%
      Gazprom, ADR ............................            Oil, Gas & Consumable Fuels               260,200      15,098,105
                                                                                                                ------------
      SINGAPORE 0.3%
      DBS Group Holdings Ltd. .................                 Commercial Banks                     215,000       2,980,558
                                                                                                                ------------
      SOUTH KOREA 3.8%
      Bank of Pusan ...........................                 Commercial Banks                     217,610       2,911,171
      Daegu Bank Co. Ltd. .....................                 Commercial Banks                     175,690       2,333,580
      Hana Financial Group Inc. ...............                 Commercial Banks                     158,577       6,099,115
      Hyundai Motor Co. Ltd. ..................                    Automobiles                       162,330      11,013,311
      Kookmin Bank ............................                 Commercial Banks                      73,720       4,353,460
      Korea Electric Power Corp., ADR .........                Electric Utilities                    234,530       3,407,721
      KT Corp., ADR ...........................      Diversified Telecommunication Services          165,185       3,521,744
      Samsung Electronics Co. Ltd. ............     Semiconductors & Semiconductor Equipment           8,630       5,154,085
      SK Telecom Co. Ltd., ADR ................        Wireless Telecommunication Services            92,600       1,923,302
                                                                                                                ------------
                                                                                                                  40,717,489
                                                                                                                ------------
      SPAIN 2.1%
      Banco Santander SA ......................                 Commercial Banks                     322,500       5,926,125
      Iberdrola SA, Br. .......................                Electric Utilities                    238,504       3,195,917
      Repsol YPF SA ...........................            Oil, Gas & Consumable Fuels               161,820       6,377,689
      Telefonica SA ...........................      Diversified Telecommunication Services          259,975       6,909,940
                                                                                                                ------------
                                                                                                                  22,409,671
                                                                                                                ------------
      SWEDEN 0.9%
      Atlas Copco AB, A .......................                     Machinery                        290,960       4,286,708
      Niscayah Group AB .......................          Commercial Services & Supplies              140,800         306,194
      Nordea Bank AB ..........................                 Commercial Banks                     236,730       3,265,702
      Securitas AB, B .........................          Commercial Services & Supplies              140,800       1,636,149
                                                                                                                ------------
                                                                                                                   9,494,753
                                                                                                                ------------
      SWITZERLAND 4.3%
      Lonza Group AG ..........................          Life Sciences Tools & Services               97,950      13,587,386
      Nestle SA ...............................                   Food Products                       87,400       3,949,471
      Novartis AG .............................                  Pharmaceuticals                     218,480      12,030,837
      Swiss Reinsurance Co. ...................                     Insurance                         87,098       5,802,270
(a)   UBS AG ..................................                  Capital Markets                     514,745      10,803,850
                                                                                                                ------------
                                                                                                                  46,173,814
                                                                                                                ------------


                             16 | Semiannual Report

Templeton Global Opportunities Trust

                                                                    INDUSTRY                     SHARES/UNITS       VALUE
                                                  --------------------------------------------   ------------   ------------
      COMMON STOCKS AND OTHER EQUITY INTERESTS
         (CONTINUED)
      TAIWAN 4.3%
      Chunghwa Telecom Co. Ltd. ...............      Diversified Telecommunication Services        4,378,000    $ 11,322,538
      Chunghwa Telecom Co. Ltd., ADR ..........      Diversified Telecommunication Services          114,341       2,900,831
      Lite-On Technology Corp. ................              Computers & Peripherals               5,968,000       6,006,734
      Lite-On Technology Corp., GDR ...........              Computers & Peripherals                 123,073       1,238,718
      Mega Financial Holding Co. Ltd. .........                 Commercial Banks                  14,688,000      11,613,745
  (a) Taiwan Semiconductor Manufacturing Co.
         Ltd. .................................     Semiconductors & Semiconductor Equipment       6,441,000      13,793,200
                                                                                                                ------------
                                                                                                                  46,875,766
                                                                                                                ------------
      THAILAND 1.8%
      Airports of Thailand Public Co. Ltd.,
         fgn. .................................           Transportation Infrastructure            2,135,400       3,113,992
      BEC World Public Co. Ltd., fgn. .........                       Media                        4,081,800       2,991,448
      Krung Thai Bank Public Co. Ltd., fgn. ...                 Commercial Banks                  15,000,000       3,944,062
  (a) Siam City Bank Public Co. Ltd., fgn. ....                 Commercial Banks                  21,431,300       9,744,414
                                                                                                                ------------
                                                                                                                  19,793,916
                                                                                                                ------------
      TURKEY 0.4%
      Turkcell Iletisim Hizmetleri AS, ADR ....        Wireless Telecommunication Services           327,870       4,770,508
                                                                                                                ------------
      UNITED KINGDOM 9.6%
      Aviva PLC ...............................                     Insurance                        373,290       3,725,872
      BAE Systems PLC .........................                Aerospace & Defense                   925,737       8,161,026
      BP PLC ..................................            Oil, Gas & Consumable Fuels               383,840       4,460,144
  (a) British Airways PLC .....................                     Airlines                         214,800         921,131
      British Energy Group PLC ................                Electric Utilities                  1,574,660      22,336,270
      British Sky Broadcasting Group PLC ......                       Media                          215,760       2,028,882
      Cadbury PLC .............................                   Food Products                      144,384       1,819,380
      GlaxoSmithKline PLC .....................                  Pharmaceuticals                     507,250      11,247,632
      HSBC Holdings PLC .......................                 Commercial Banks                     634,800       9,842,870
      Kingfisher PLC ..........................                 Specialty Retail                   1,330,940       2,977,708
      National Grid PLC .......................                  Multi-Utilities                     148,743       1,957,281
      Old Mutual PLC ..........................                     Insurance                      1,754,360       3,243,475
      Royal Bank of Scotland Group PLC ........                 Commercial Banks                   1,740,177       7,453,766
      Royal Dutch Shell PLC, A ................            Oil, Gas & Consumable Fuels                21,030         865,430
      Royal Dutch Shell PLC, B ................            Oil, Gas & Consumable Fuels               256,227      10,306,354
      Shire Ltd. ..............................                  Pharmaceuticals                     200,388       3,287,602
      Smiths Group PLC ........................             Industrial Conglomerates                 146,180       3,162,727
      Unilever PLC ............................                   Food Products                      132,631       3,775,906
      Yell Group PLC ..........................                       Media                        1,493,890       2,098,223
                                                                                                                ------------
                                                                                                                 103,671,679
                                                                                                                ------------
      UNITED STATES 26.1%
      Accenture Ltd., A ....................                       IT Services                       398,070      16,209,410
      American International Group Inc. ....                        Insurance                        339,142       8,973,697
  (a) Amgen Inc. ...........................                      Biotechnology                      324,140      15,286,442
      Aon Corp. ............................                        Insurance                        152,920       7,025,145
      Applera Corp. - Applied Biosystems
         Group ................................           Life Sciences Tools & Services              52,600       1,761,048
  (a) Aquila Inc. .............................                  Multi-Utilities                   7,662,170      28,886,381
      AT&T Inc. ...............................      Diversified Telecommunication Services           75,190       2,533,151
  (a) BMC Software Inc. .......................                     Software                         236,790       8,524,440
  (a) Boston Scientific Corp. .................         Health Care Equipment & Supplies           1,388,380      17,063,190


                             Semiannual Report | 17

Templeton Global Opportunities Trust

                                                                    INDUSTRY                     SHARES/UNITS       VALUE
                                                  --------------------------------------------   ------------   ------------
      COMMON STOCKS AND OTHER EQUITY INTERESTS
         (CONTINUED)
      UNITED STATES (CONTINUED)
      Bristol-Myers Squibb Co. ................                  Pharmaceuticals                     251,110    $  5,155,288
  (a) Cadence Design Systems Inc. .............                     Software                         133,000       1,343,300
      CIGNA Corp. .............................         Health Care Providers & Services              94,500       3,344,355
      Cytec Industries Inc. ...................                     Chemicals                        195,570      10,670,299
  (a) The DIRECTV Group Inc. ..................                       Media                          126,600       3,280,206
  (a) Domtar Corp. ............................              Paper & Forest Products                 383,450       2,074,429
  (a) Dr Pepper Snapple Group Inc. ............                     Beverages                         27,072         567,971
      El Paso Corp. ...........................            Oil, Gas & Consumable Fuels               171,300       3,724,062
      Electronic Data Systems Corp. ...........                    IT Services                       523,040      12,887,706
      General Electric Co. ....................             Industrial Conglomerates                 390,920      10,433,655
  (a) The Interpublic Group of Cos. Inc. ......                       Media                          573,370       4,930,982
  (a) Invitrogen Corp. ........................          Life Sciences Tools & Services               24,960         979,930
  (a) KKR Private Equity Investors LP .........                  Capital Markets                      88,000       1,122,000
      Kraft Foods Inc., A .....................                   Food Products                      103,000       2,930,350
      Kroger Co. ..............................             Food & Staples Retailing                 197,800       5,710,486
  (a) Lexmark International Inc., A ...........              Computers & Peripherals                 352,450      11,782,403
      Liz Claiborne Inc. ......................         Textiles, Apparel & Luxury Goods             489,590       6,927,699
      Merck & Co. Inc. ........................                  Pharmaceuticals                     254,220       9,581,552
      Microsoft Corp. .........................                     Software                         194,760       5,357,848
  (a) Millipore Corp. .........................          Life Sciences Tools & Services               44,700       3,033,342
      News Corp., A ...........................                       Media                          672,120      10,108,685
      OfficeMax Inc. ..........................                 Specialty Retail                     426,560       5,929,184
  (a) Oracle Corp. ............................                     Software                         328,950       6,907,950
      Pfizer Inc. .............................                  Pharmaceuticals                     553,084       9,662,377
      PNM Resources Inc. ......................                  Multi-Utilities                     280,170       3,350,833
      Raytheon Co. ............................                Aerospace & Defense                   109,520       6,163,786
      Sprint Nextel Corp. .....................        Wireless Telecommunication Services           285,520       2,712,440
      Target Corp. ............................                 Multiline Retail                      90,140       4,190,609
  (a) Tenet Healthcare Corp. ..................         Health Care Providers & Services             191,800       1,066,408
      Time Warner Inc. ........................                       Media                          809,740      11,984,152
      United Parcel Service Inc., B ...........              Air Freight & Logistics                  70,240       4,317,653
  (a) Viacom Inc., B ..........................                       Media                          118,180       3,609,217
                                                                                                                ------------
                                                                                                                 282,104,061
                                                                                                                ------------
      TOTAL COMMON STOCKS AND OTHER EQUITY
         INTERESTS (COST $904,139,122) ........                                                                  993,396,340
                                                                                                                ------------
      PREFERRED STOCK (COST $4,546,285) 0.6%
      BRAZIL 0.6%
      Companhia Vale do Rio Doce, ADR, pfd.,
         A ....................................                  Metals & Mining                     203,380       6,068,859
                                                                                                                ------------
      TOTAL INVESTMENTS BEFORE SHORT TERM
         INVESTMENTS (COST $908,685,407) ......                                                                  999,465,199
                                                                                                                ------------


                             18 | Semiannual Report

Templeton Global Opportunities Trust

                                                  PRINCIPAL AMOUNT        VALUE
                                                  ----------------   --------------
      SHORT TERM INVESTMENTS 7.5%
      U.S. GOVERNMENT AND AGENCY SECURITIES
         7.5%
  (d) FFCB, 3/17/09 ...........................      $10,000,000     $    9,813,300
  (d) FHLB, 7/01/08 ...........................       24,953,000         24,953,000
  (d) FHLB, 8/06/08 - 3/03/09 .................       27,500,000         27,225,953
  (d) FHLB, 10/24/08 ..........................       19,350,000         19,201,953
                                                                     --------------
      TOTAL U.S. GOVERNMENT AND AGENCY
         SECURITIES (COST $81,178,492) ........                          81,194,206
                                                                     --------------
      TOTAL INVESTMENTS (COST $989,863,899)
         99.9% ................................                       1,080,659,405
      OTHER ASSETS, LESS LIABILITIES 0.1% .....                             755,998
                                                                     --------------
      NET ASSETS 100.0% .......................                      $1,081,415,403
                                                                     ==============

SELECTED PORTFOLIO ABBREVIATIONS

ADR  - American Depository Receipt

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

GDR  - Global Depository Receipt

(a)  Non-income producing for the twelve months ended June 30, 2008.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At June 30, 2008, the aggregate value of these securities was $831,483, representing 0.08% of net assets.

(c)  A portion or all of the security purchased on a delayed delivery basis. See
     Note 1(c).

(d)  The security is traded on a discount basis with no stated coupon rate.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 19

Templeton Global Opportunities Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008 (unaudited)

Assets:
   Investments in securities:
      Cost ....................................................   $  989,863,899
                                                                  ==============
      Value ...................................................   $1,080,659,405
   Cash .......................................................          620,160
   Foreign currency, at value (cost $ 392,980) ................          392,709
   Receivables:
      Capital shares sold .....................................        2,727,112
      Dividends ...............................................        1,929,757
   Other assets ...............................................           35,117
                                                                  --------------
         Total assets .........................................    1,086,364,260
                                                                  --------------
Liabilities:
   Payables:
      Investment securities purchased .........................          131,480
      Capital shares redeemed .................................        3,266,583
      Affiliates ..............................................        1,431,746
   Accrued expenses and other liabilities .....................          119,048
                                                                  --------------
         Total liabilities ....................................        4,948,857
                                                                  --------------
            Net assets, at value ..............................   $1,081,415,403
                                                                  ==============
Net assets consist of:
   Paid-in capital ............................................   $  954,514,393
   Undistributed net investment income ........................        9,710,296
   Net unrealized appreciation (depreciation) .................       90,833,764
   Accumulated net realized gain (loss) .......................       26,356,950
                                                                  --------------
            Net assets, at value ..............................   $1,081,415,403
                                                                  ==============
CLASS A:
   Net assets, at value .......................................   $1,030,897,149
                                                                  ==============
   Shares outstanding .........................................       50,270,541
                                                                  ==============
   Net asset value per share(a)................................   $        20.51
                                                                  ==============
   Maximum offering price per share (net asset value per share
      / 94.25%) ...............................................   $        21.76
                                                                  ==============
CLASS B:
   Net assets, at value .......................................   $    4,768,258
                                                                  ==============
   Shares outstanding .........................................          236,216
                                                                  ==============
   Net asset value and maximum offering price per share(a) ....   $        20.19
                                                                  ==============
CLASS C:
   Net assets, at value .......................................   $   45,749,996
                                                                  ==============
   Shares outstanding .........................................        2,275,302
                                                                  ==============
   Net asset value and maximum offering price per share(a) ....   $        20.11
                                                                  ==============

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.

   The accompanying notes are an integral part of these financial statements.


                             20 | Semiannual Report

Templeton Global Opportunities Trust

STATEMENT OF OPERATIONS
for the six months ended June 30, 2008 (unaudited)

Investment income:
   Dividends (net of foreign taxes of $ 1,431,723) ............   $  15,899,488
   Interest ...................................................       1,215,692
                                                                  -------------
         Total investment income ..............................      17,115,180
                                                                  -------------
Expenses:
   Management fees (Note 3a) ..................................       4,150,792
   Administrative fees (Note 3b) ..............................         691,727
   Distribution fees: (Note 3c)
      Class A .................................................       1,324,118
      Class B .................................................          23,752
      Class C .................................................         228,208
   Transfer agent fees (Note 3e) ..............................         677,757
   Custodian fees (Note 4) ....................................         109,288
   Reports to shareholders ....................................          45,423
   Registration and filing fees ...............................          55,487
   Professional fees ..........................................          36,441
   Trustees' fees and expenses ................................          49,684
   Other ......................................................          13,000
                                                                  -------------
         Total expenses .......................................       7,405,677
         Expense reductions (Note 4) ..........................            (793)
                                                                  -------------
            Net expenses ......................................       7,404,884
                                                                  -------------
               Net investment income ..........................       9,710,296
                                                                  -------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments .............................................         476,322
      Foreign currency transactions ...........................         (55,471)
                                                                  -------------
         Net realized gain (loss) .............................         420,851
                                                                  -------------
   Net change in unrealized appreciation (depreciation) on:
      Investments .............................................    (168,286,570)
      Translation of assets and liabilities denominated in
         foreign currencies ...................................          29,952
   Change in deferred taxes on unrealized appreciation
      (depreciation) ..........................................         101,109
                                                                  -------------
         Net change in unrealized appreciation
            (depreciation) ....................................    (168,155,509)
                                                                  -------------
Net realized and unrealized gain (loss) .......................    (167,734,658)
                                                                  -------------
Net increase (decrease) in net assets resulting from
   operations .................................................   $(158,024,362)
                                                                  =============

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 21

Templeton Global Opportunities Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SIX MONTHS
                                                                       ENDED         YEAR ENDED
                                                                   JUNE 30, 2008    DECEMBER 31,
                                                                    (UNAUDITED)         2007
                                                                  --------------   --------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ...................................   $    9,710,296   $   10,800,432
      Net realized gain (loss) from investments and foreign
         currency transactions ................................          420,851       36,202,442
      Net change in unrealized appreciation (depreciation) on
         investments, translation of assets and liabilities
         denominated in foreign currencies, and deferred
         taxes ................................................     (168,155,509)      63,326,130
                                                                  --------------   --------------
            Net increase (decrease) in net assets resulting
               from operations ................................     (158,024,362)     110,329,004
                                                                  --------------   --------------
   Distributions to shareholders from:
      Net investment income:
         Class A ..............................................               --      (10,641,200)
         Class B ..............................................               --          (18,424)
         Class C ..............................................               --         (168,306)
      Net realized gains:
         Class A ..............................................               --      (11,400,045)
         Class B ..............................................               --          (49,878)
         Class C ..............................................               --         (476,097)
                                                                  --------------   --------------
   Total distributions to shareholders ........................               --      (22,753,950)
                                                                  --------------   --------------
   Capital share transactions: (Note 2)
         Class A ..............................................       33,681,907      542,575,511
         Class B ..............................................          707,244        1,450,300
         Class C ..............................................        5,297,072       16,208,468
                                                                  --------------   --------------
   Total capital share transactions ...........................       39,686,223      560,234,279
                                                                  --------------   --------------
   Redemption ees .............................................            1,533            1,792
                                                                  --------------   --------------
         Net increase (decrease) in net assets ................     (118,336,606)     647,811,125
Net assets:
   Beginning of period ........................................    1,199,752,009      551,940,884
                                                                  --------------   --------------
   End of period ..............................................   $1,081,415,403   $1,199,752,009
                                                                  --------------   --------------
Undistributed net investment income included in net assets:
   End of period ..............................................   $    9,710,296   $           --
                                                                  ==============   ==============

   The accompanying notes are an integral part of these financial statements.


                             22 | Semiannual Report

Templeton Global Opportunities Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Opportunities Trust (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a diversified, open-end investment company. The Fund offers three classes of shares: Class A, Class B, and Class C. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American


                             Semiannual Report | 23

Templeton Global Opportunities Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. SECURITY VALUATION (CONTINUED)

Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

D. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.


                             24 | Semiannual Report

Templeton Global Opportunities Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. FOREIGN CURRENCY CONTRACTS (CONTINUED)

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

E. INCOME AND DEFERRED TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2008, and has determined that no provision for income tax is required in the Fund's financial statements.

F. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.


                             Semiannual Report | 25

Templeton Global Opportunities Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

I. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

                                          SIX MONTHS ENDED                 YEAR ENDED
                                            JUNE 30, 2008              DECEMBER 31, 2007
                                     --------------------------   ---------------------------
                                       SHARES         AMOUNT         SHARES         AMOUNT
                                     ----------   -------------   -----------   -------------
CLASS A SHARES:
   Shares sold ...................    8,753,242   $ 189,839,838    34,498,949   $ 800,567,586
   Shares issued in reinvestment
      of distributions ...........           --              --       702,555      15,949,640
   Shares redeemed ...............   (7,232,666)   (156,157,931)  (11,940,905)   (273,941,715)
                                     ----------   -------------   -----------   -------------
   Net increase (decrease) .......    1,520,576   $  33,681,907    23,260,599   $ 542,575,511
                                     ==========   =============   ===========   =============
CLASS B SHARES:
   Shares sold ...................       65,512   $   1,403,877        91,701   $   2,106,592
   Shares issued in reinvestment
      of distributions ...........           --              --         2,796          62,352
   Shares redeemed ...............      (32,779)       (696,633)      (32,641)       (718,644)
                                     ----------   -------------   -----------   -------------
   Net increase (decrease) .......       32,733   $     707,244        61,856   $   1,450,300
                                     ==========   =============   ===========   =============


                             26 | Semiannual Report

Templeton Global Opportunities Trust

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                           SIX MONTHS ENDED            YEAR ENDED
                                             JUNE 30, 2008          DECEMBER 31, 2007
                                        ----------------------   ----------------------
                                         SHARES       AMOUNT      SHARES       AMOUNT
                                        --------   -----------   --------   -----------
CLASS C SHARES:
   Shares sold ......................    595,443   $12,692,943    925,474   $21,112,445
   Shares issued in reinvestment
      of distributions ..............         --            --     24,889       552,851
   Shares redeemed ..................   (348,503)   (7,395,871)  (245,962)   (5,456,828)
                                        --------   -----------   --------   -----------
   Net increase (decrease) ..........    246,940   $ 5,297,072    704,401   $16,208,468
                                        ========   ===========   ========   ===========

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

SUBSIDIARY                                                      AFFILIATION
----------                                                      ----------------------
Templeton Investment Counsel, LLC (TIC)                         Investment manager
Franklin Templeton Investments (Asia) Limited (FTIA)            Investment manager
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to TIC based on the average daily net assets of the Fund as follows:

ANNUALIZED
FEE RATE     NET ASSETS
----------   -------------------------------------------------
0.750%       Up to and including $1 billion
0.730%       Over $1 billion, up to and including $5 billion
0.710%       Over $5 billion, up to and including $10 billion
0.690%       Over $10 billion, up to and including $15 billion
0.670%       Over $15 billion, up to and including $20 billion
0.650%       In excess of $20 billion

Under a subadvisory agreement, FTIA, an affiliate of TIC, provides subadvisory services to the Fund and receives from TIC fees based on the average daily net assets of the Fund.

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services based on the average daily net assets of the Fund as follows:

ANNUALIZED
FEE RATE     NET ASSETS
----------   ---------------------------------------------------
0.150%       Up to and including $200 million
0.135%       Over $200 million, up to and including $700 million
0.100%       Over $700 million, up to and including $1.2 billion
0.075%       In excess of $1.2 billion


                             Semiannual Report | 27

Templeton Global Opportunities Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund's Class B and C compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A .....   0.25%
Class B .....   1.00%
Class C .....   1.00%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to
   unaffiliated broker/dealers .....................   $194,331
Contingent deferred sales charges retained .........   $  6,359

E. TRANSFER AGENT FEES

For the period ended June 30, 2008, the Fund paid transfer agent fees of $677,757, of which $529,245 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2008, the custodian fees were reduced as noted in the Statement of Operations.


                             28 | Semiannual Report

Templeton Global Opportunities Trust

5. INCOME TAXES

At June 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ................................   $ 989,863,899
                                                       =============
Unrealized appreciation ............................   $ 254,973,286
Unrealized depreciation ............................    (164,177,780)
                                                       -------------
Net unrealized appreciation (depreciation) .........   $  90,795,506
                                                       =============

Net investment income and net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of pass-through entity income and foreign currency transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2008, aggregated $120,069,970 and $3,175,186, respectively.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on January 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.


                             Semiannual Report | 29

Templeton Global Opportunities Trust

8. FAIR VALUE MEASUREMENTS (CONTINUED)

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008, in valuing the Fund's assets carried at fair value:

                                          LEVEL 1       LEVEL 2     LEVEL 3        TOTAL
                                       ------------   -----------   -------   --------------
ASSETS:
   Investments in Securities .......   $999,465,199   $81,194,206     $--     $1,080,659,405

9. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.


                             30 | Semiannual Report

Templeton Global Opportunities Trust

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held February 25, 2008, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for the Fund. In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper report compared the Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional material accompanying such report was a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged the Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton


                             Semiannual Report | 31

Templeton Global Opportunities Trust

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in recent years. Among other factors taken into account by the Board were the Manager's best execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of each Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person's fund management area so as to be aligned with the interests of Fund shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties, the high industry ranking given to the Franklin Templeton website, and the firsthand experience of individual Board members who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the Lipper report furnished for the agreement renewal. The Lipper report prepared for the Fund showed the investment performance of its Class A shares during 2007, as well as the previous 10 years ended December 31, 2007, in comparison to a performance universe consisting of all retail and institutional global multi-cap value funds as selected by Lipper. Such report showed that the Fund's total return during 2007 was in the highest quintile of its Lipper performance universe, and on an annualized basis for the previous three-year period was also in the highest quintile of its performance universe, and for the previous five-year period was in the second-highest quintile of such performance universe, and for the previous 10-year period was in the lowest quintile of such universe. The Board was satisfied with such performance, noting the Fund's annualized 10-year total return as shown in the Lipper report was 8.92%.


                             32 | Semiannual Report

Templeton Global Opportunities Trust

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Prior to making such comparison, the Board relied upon a survey showing that the scope of services covered under the Fund's investment management agreement was similar to those provided by fund managers to other mutual fund groups. In reviewing comparative costs, emphasis was given to the Fund's contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of a management fee, and actual total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. Lipper's expense comparison report showed the Fund's contractual investment management fee rate to be seven basis points above the median of the Lipper expense group and its total expense rate to be less than three basis points above the median for such expense group. The Board found the expenses of the Fund in comparison to those of its Lipper expense group as shown in the Lipper report to be acceptable in view of the Fund's performance and the experience and depth of its portfolio managers and research staff.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to the fund. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager's own cost accounting, the cost allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund's independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Fund's Board solely for their purposes and use in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers


                             Semiannual Report | 33

Templeton Global Opportunities Trust

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity that financed up-front commissions paid to brokers/dealers who sold fund Class B shares prior to February 2005, when the offering of such shares was discontinued, as well as potential benefits resulting from allocation of fund brokerage and the use of "soft" commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager and its affiliates as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The Fund's management advisory fee schedule is at the rate of 0.75% on the first $1 billion of Fund net assets; 0.73% on the next $4 billion of Fund net assets; and declines incrementally thereafter until being reduced to a fixed rate of 0.65% on net assets in excess of $20 billion. The Fund is also charged a separate fee for administrative services that starts at 0.15% on the first $200 million of the Fund's net assets; declines to 0.135% on the next $500 million of net assets; and declines through further breakpoints to a fixed rate of 0.075% after net assets reach the $1.2 billion net asset level. At the end of 2007, the Fund's net assets were approximately $1.2 billion, and, to the extent economies of scale may be realized by the Manager and its affiliates, the Board believes the schedules of management advisory and administrative fees provide a sharing of benefits with the Fund and its shareholders.

PROXY VOTING POLICIES AND PROCEDURES

The Trust's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.


                             34 | Semiannual Report

Templeton Global Opportunities Trust

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                             Semiannual Report | 35

                       This page intentionally left blank.

(FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)   One Franklin Parkway
                                           San Mateo, CA 94403-1906

     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
     Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

TEMPLETON
GLOBAL OPPORTUNITIES TRUST

INVESTMENT MANAGER
Templeton Investment Counsel, LLC

SUBADVISOR
Franklin Templeton Investments (Asia) Limited

PRINCIPAL UNDERWRITER
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

415 S2008 08/08





Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12 (a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.


Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is David W. Niemiec and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.  N/A


Item 5. Audit Committee of Listed Registrants.  N/A


Item 6. Schedule of Investments.   N/A


Item 7. Disclosure of Proxy Voting Policies and Procedures for
           Closed-End Management Investment Companies.  N/A


Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A


Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A


Item 10. Submission of Matters to a vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.


Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura
F. Fergerson, Chief Financial Officer and Chief Accounting Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL OPPORTUNITIES TRUST



By /s/GALEN G. VETTER
---------------------------
Galen G. Vetter
Chief Executive Officer -
 Finance and Administration
Date  August 27, 2008



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By /s/GALEN G. VETTER
---------------------------
Galen G. Vetter
Chief Executive Officer -
 Finance and Administration
Date  August 27, 2008





By /s/LAURA F. FERGERSON
----------------------------
Laura F. Fergerson
Chief Financial Officer and
Chief Accounting Officer
Date  August 27, 2008